Reconciliation to Form 5500 - Summary of Reconciliation of Statement of Changes in Net Assets per Financial Statements reported on Form 5500 (Details) - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net increase per financial statements	$ 37,081,325
Net increase in receivables	(88,066)
Net gain per Form 5500	$ 36,993,259